Recurring Fair Value Measurements (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Recurring Fair Value Measurements (Details) [Line Items]
Warrant liability	$ 13,989,750
U.S. Treasury Bills [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Assets held in trust account		$ 86,255,170
Money Market Mutual Funds [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Assets held in trust account		$ 86,255,170